Fair Value (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents information about our warrants liability, which was our only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2015 and April 30, 2014 (in thousands):

Balance, May 1, 2014	$(2,011)
Transfers to (from) Level 3	-
Total (gains) losses included in earnings	1,401
Purchases, issuances and settlements, net	-

Balance, January 31, 2015	$(610)

The following table presents information about our warrant liability, which was our only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30 (dollars in thousands):

	2014	2013

Balance beginning of year	$(1,046)	$(555)
Transfers to (from) Level 3	-	-
Total gains (losses) included in earnings	(965)	(74)
Issuances	-	(417)

Balance end of year	$(2,011)	$(1,046)